Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2020
T. Rowe Price Blue Chip Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE Blue Chip Growth Portfolio Blue Chip Growth Portfolio Blue Chip Growth Portfolio—II Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. There may be additional expenses that apply, as described in your insurance contract prospectus, which are not reflected in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of large and medium-sized blue-chip growth companies. These are firms that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects the adviser’s belief that solid company fundamentals (with an emphasis on the potential for strong growth in earnings per share or operating cash flow) combined with a positive outlook for a company’s industry will ultimately reward investors with strong investment performance. Some of the companies the adviser targets for the fund should have good prospects for dividend growth, and the fund may at times invest significantly in stocks of information technology companies.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Large- and mid-cap stocks Securities issued by large-cap and mid-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges. The fund’s share price could fluctuate more than the share price of a fund that invests only in large companies as stocks of mid-cap companies entail greater risk and are usually more volatile than stocks of large-cap companies.

Dividend-paying stocks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Investments in the technology sector are susceptible to intense competition, government regulation, changing consumer preferences, and dependency on patent protection.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

		Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	BLUE CHIP GROWTH PORTFOLIO Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/12	18.61%	Worst Quarter	12/31/18	-14.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Blue Chip Growth Portfolio | Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	261
5 years	rr_ExpenseExampleYear05	462
10 years	rr_ExpenseExampleYear10	$ 1,040
2010	rr_AnnualReturn2010	16.39%
2011	rr_AnnualReturn2011	1.52%
2012	rr_AnnualReturn2012	18.26%
2013	rr_AnnualReturn2013	41.15%
2014	rr_AnnualReturn2014	9.17%
2015	rr_AnnualReturn2015	11.05%
2016	rr_AnnualReturn2016	0.78%
2017	rr_AnnualReturn2017	36.17%
2018	rr_AnnualReturn2018	1.92%
2019	rr_AnnualReturn2019	29.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
1 Year	rr_AverageAnnualReturnYear01	29.89%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	15.82%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
T. Rowe Price Blue Chip Growth Portfolio | Portfolio—II Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	597
10 years	rr_ExpenseExampleYear10	$ 1,333
1 Year	rr_AverageAnnualReturnYear01	29.58%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	15.53%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2002
T. Rowe Price Blue Chip Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
T. Rowe Price Blue Chip Growth Portfolio | Lipper Variable Annuity Underlying Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.29%
5 Years	rr_AverageAnnualReturnYear05	13.75%
10 Years	rr_AverageAnnualReturnYear10	14.17%

[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2021) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.75% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.